SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Concentration Risk) (Details) - Suppliers concentration risk [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Largest prepayments made to individual suppliers [Member] | Supplier A [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	$ 6,400,000
Largest prepayments made to individual suppliers [Member] | Supplier B [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	$ 1,070,954
Largest prepayments made to individual suppliers [Member] | Supplier C [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk		$ 6,986,882
Advances and prepayments to equipment suppliers [Member] | Supplier A [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	$ 71,783
Advances and prepayments to equipment suppliers [Member] | Supplier B [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk	$ 66,689
Advances and prepayments to equipment suppliers [Member] | Supplier C [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk		$ 265,932
Advances and prepayments to equipment suppliers [Member] | Supplier D [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk		265,126
Advances and prepayments to equipment suppliers [Member] | Supplier E [Member]
Advances to suppliers and advances for purchase of property, plant and equipment [Line Items]
Amount of concentration risk		$ 258,679